Note 14 - Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	2018	2017
Allocated shares	179,637	167,643
Unreleased shares	39,677	52,956
Total ESOP shares	219,314	220,599

Fair value of unreleased shares (in thousands)	$469	$688

Share-based Compensation, Activity [Table Text Block]
	2018		2017
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at the beginning of the year	10,061	$8.10	20,524	$8.10
Granted	48,608	13.30	--	--
Vested	(9,661)	8.10	(10,263)	8.10
Forfeited	(400)	8.10	(200)	8.10
Unvested at the end of the year	48,608	$13.30	10,061	$8.10

Share-based Compensation, Stock Options, Activity [Table Text Block]
	201 8			2017
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at the beginning of the year	265,302	$6.74	3.2	316,348	$6.49	3.8
Granted	136,636	13.30	9.4	--	--	--
Exercised	(106,844)	5.00	--	(45,534)	5.00	--
Forfeited	(15,258)	6.22	--	(5,512)	6.89	--
Outstanding at the end of the period	279,836	$10.64	6.8	265,302	$6.74	3.2
Exercisable at the end of the period	143,200	$8.10	4.4	235,462	$6.57	2.9

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Expected dividend yield	2.11%
Risk-free interest rate	2.96%
Expected life of options (in years)	6.5
Expected stock-price volatility	12.42%